GENERAL (Detail Textuals) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Mar. 12, 2019
General Information [Line Items]
Increased credit facility with bank		$ 10.0
Subsequent Events
General Information [Line Items]
Number of ordinary shares represented by American Depositary Receipts ("ADRs")		30
Increased credit facility with bank			$ 15.0
Subsequent Events | 2018 Private Placement
General Information [Line Items]
Total consideration raised	$ 14.7